Investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments
Investments accounted for under the equity method of accounting consisted of the following as of December 31, 2020 and 2019:

	% Ownership as of December 31, 2020	As of December 31,
		2020	2019
AerDragon	16.7	72,861	68,673
AerLift	39.3	31,681	35,188
ACSAL	19.4	18,112	16,118
		$122,654	$119,979